Note 6 - Forgivable Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Investments in and Advances to Affiliates [Table Text Block]
Balance, October 1, 2015	$1,368,000
Additions	933,000
Amortization	(493,000)
Balance, June 30, 2016	$1,808,000

Balance, September 30, 2013	$436,000
Advances	469,000
Amortization	(243,000)
Balance, September 30, 2014	662,000
Advances	1,257,000
Amortization	(538,000)
Write-off	(13,000)
Balance, September 30, 2015	$1,368,000